Long-Term Debt (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Long-Term Debt
Total long-term debt	$ 1,159	$ 1,695
Less current portion	(333)	(645)
Total long-term debt, less current portion	826	1,050
0.58% due 2014, floating interest rate at Libor + 0.017% [Member]
Long-Term Debt
Funding program loans from European Investment Bank	60	80
0.44% due 2015, floating interest rate at Libor + 0.026% [Member]
Long-Term Debt
Funding program loans from European Investment Bank	37	47
0.48% due 2016, floating interest rate at Libor + 0.052% [Member]
Long-Term Debt
Funding program loans from European Investment Bank	97	116
0.89% due 2016, floating interest rate at Libor + 0.317% [Member]
Long-Term Debt
Funding program loans from European Investment Bank	129	155
0.65% due 2016, floating interest rate at Libor + 0.213% [Member]
Long-Term Debt
Funding program loans from European Investment Bank	143	171
0.53% (weighted average), due 2012-2018, fixed interest rate [Member]
Long-Term Debt
Other Loans Payable	10	12
4.52% (weighted average), due 2012-2017, fixed interest rate [Member]
Long-Term Debt
Capital Lease	9	11
1.82%, due 2013, floating interest rate at Euribor + 0.40% [Member]
Long-Term Debt
Senior Bonds	453	569
1.50% convertible bonds due 2016 [Member]
Long-Term Debt
Convertible debt	$ 221	$ 534